Operating Leases (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Option to extend the lease term	true		true
Operating lease renewal term	3 years		3 years
Quantitative information of operating leases
Operating cash flows paid for operating leases	$ 92	$ 88	$ 178	$ 173
Weighted average remaining lease term (years)	1 year 9 months 18 days	1 year 10 months 24 days	1 year 8 months 12 days	2 years 2 months 12 days
Weighted average discount rate	8.00%	8.00%	8.00%	8.00%
Operating lease cost	$ 100	$ 100	$ 200	$ 200
Variable lease cost	$ 0	$ 0	$ 0	$ 0